Investments (Net Unrealized Gains Losses on Investments by Asset Class) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Gain (Loss) on Securities [Line Items]
Net unrealized gains (losses) on investments	$ (256,584)	$ 180,806	$ 255,724
Fixed maturities | Available-for-sale | Without an allowance
Gain (Loss) on Securities [Line Items]
Net unrealized gains (losses) on investments	(270,867)	174,945	258,325
Derivatives designated as cash flow hedges
Gain (Loss) on Securities [Line Items]
Net unrealized gains (losses) on investments	14,102	5,407	(2,998)
Affiliated notes
Gain (Loss) on Securities [Line Items]
Net unrealized gains (losses) on investments	59	194	254
Other investments
Gain (Loss) on Securities [Line Items]
Net unrealized gains (losses) on investments	$ 122	$ 260	$ 143